Capital and other reserves	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Capital and other reserves
4.7 Capital and other reserves

(CHF in millions)	12/31/2022	12/31/2021

Share premium	756.9	756.9
Legal reserves	33.8	11.0
Equity transaction costs	(8.7)	(8.7)
Tax impact on equity transaction costs	1.3	1.3
Share-based compensation	321.8	283.6
Capital reserves	1,105.1	1,044.0
Exchange differences	(1.0)	(0.9)
Actuarial gains and losses	1.3	(3.1)
Taxes on actuarial gains and losses	(0.2)	0.6
Other reserves	—	(3.4)